Share-based payments - Number and weighted average exercise prices of share options (Details)		7 Months Ended	12 Months Ended
	Jun. 10, 2022 shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance | shares			333,518,082
Number of options,Assumed from 2022 Share Incentive Plan | shares				210,114,428
Number of option, Granted | shares	3,966,704		378,054,660	199,457,890
Number of options, Forfeited | shares			(147,021,300)	(27,590,368)
Number of options, Exercised | shares		(3,170,010)	(226,848,352)	(48,463,868)
Number of options, Ending balance | shares			337,703,090	333,518,082
Number of options, Exercisable ending balance | shares			191,253,800	204,896,622
Weighted average exercise prices, Beginning balance | $ / shares			$ 0.04
Weighted average exercise prices,Assumed from 2022 Share Incentive Plan | $ / shares				$ 0
Weighted average exercise prices, Granted | $ / shares			0	0.08
Weighted average exercise prices, Forfeited | $ / shares			0.02	0.1
Weighted average exercise prices, Exercised | $ / shares			0.04	0.01
Weighted average exercise prices, Ending balance | $ / shares			0.03	0.04
Weighted average exercise prices, Excercisable ending balance | $ / shares			$ 0.01	$ 0
Newlink share incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance | shares			3,248,246	3,856,621
Number of option, Granted | shares				103,610
Number of options, Forfeited | shares			(415,407)	(711,985)
Number of options, Ending balance | shares		3,856,621	2,832,839	3,248,246
Number of options, Exercisable ending balance | shares			2,742,781	2,426,789
Weighted average exercise prices, Beginning balance | $ / shares			$ 0	$ 0.08
Weighted average exercise prices, Granted | $ / shares				0
Weighted average exercise prices, Forfeited | $ / shares			0.2	0.42
Weighted average exercise prices, Ending balance | $ / shares		$ 0.08	0	0
Weighted average exercise prices, Excercisable ending balance | $ / shares			$ 0	$ 0